Share-Based Compensation (Schedule of Restricted Share Units Activities) (Details)	12 Months Ended
	Dec. 31, 2025 ¥ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 ¥ / shares shares	Dec. 31, 2023 shares
Number of restricted share units
Granted | shares	0	0	0	0
Weighted-Average Grant-Date Fair Value
Vested | $ / shares		$ 0.83
Forfeited | ¥ / shares	¥ 0.84
Restricted share units | 2015 Plan
Number of restricted share units
Outstanding, beginning balance | shares	3,272,202	3,272,202
Granted | shares	129,000	129,000
Vested | shares	(1,114,722)	(1,114,722)
Forfeited | shares	(1,204,680)	(1,204,680)
Outstanding, ending balance | shares	1,081,800	1,081,800	3,272,202
Weighted-Average Grant-Date Fair Value
Outstanding, beginning balance | ¥ / shares	¥ 15.12
Granted | ¥ / shares	8.98
Vested | ¥ / shares	22.53
Forfeited | ¥ / shares	11.04
Outstanding, ending balance | ¥ / shares	¥ 11.3		¥ 15.12